UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 10-D
ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934
For the monthly distribution period from November 1, 2018 to November 30, 2018
Commission File Number of issuing entity: 333-189212-06
Central Index Key Number of issuing entity: 0001623837
CarMax Auto Owner Trust 2014-4
(Exact name of issuing entity as specified in its charter)
Commission File Number of depositor: 333-189212
Central Index Key Number of depositor: 0001259380
CarMax Auto Funding LLC
(Exact name of depositor as specified in its charter)
Central Index Key Number of sponsor (if applicable): 0001601902
CarMax Business Services, LLC
(Exact name of sponsor as specified in its charter)
Enrique Mayor-Mora, Vice President and Treasurer, (804) 935-4512
(Name and telephone number, including area code, of the person to contact in connection with this filing)
Delaware
(State or other jurisdiction of incorporation or organization of the issuing entity)
46-7344430
(I.R.S. Employer Identification No.)
c/o CarMax Auto Funding LLC
12800 Tuckahoe Creek Parkway, Suite 400, Richmond, Virginia 23238
(Address of principal executive offices of issuing entity) (Zip Code)
(804) 935-4512
(Telephone number, including area code)
Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (If Section 12(b))

Class A-1 Asset-backed Notes	[ ]	[ ]	[X]	[ ]
Class A-2a Asset-backed Notes	[ ]	[ ]	[X]	[ ]
Class A-2b Asset-backed Notes	[ ]	[ ]	[X]	[ ]
Class A-3 Asset-backed Notes	[ ]	[ ]	[X]	[ ]
Class A-4 Asset-backed Notes	[ ]	[ ]	[X]	[ ]
Class B Asset-backed Notes	[ ]	[ ]	[X]	[ ]
Class C Asset-backed Notes	[ ]	[ ]	[X]	[ ]
Class D Asset-backed Notes	[ ]	[ ]	[X]	[ ]
Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.  Yes [X]  No [  ]
PART I – DISTRIBUTION INFORMATION
Item 1. Distribution and Pool Performance Information.
Distribution and pool performance information with respect to the receivables that comprise the assets of CarMax Auto Owner Trust 2014-4 is set forth in the monthly servicer’s certificate attached as Exhibit 99.1.
ITEM 1121(c) OF REGULATION AB. REPURCHASES AND REPLACEMENTS
No activity to report for the Collection Period as required by Item 1121(c) of Regulation AB.
Date of Most Recent Form ABS-15G Filed Pursuant to Rule 15Ga-1: February 9, 2018.
Central Index Key (CIK) of Securitizer: 0001259380.

PART II – OTHER INFORMATION
Item 2. Legal Proceedings.
Wells Fargo Bank, National Association has provided the following information for inclusion in this report:
Since June 18, 2014, a group of institutional investors have filed civil complaints in the Supreme Court of the State of New York, New York County, and later the U.S. District Court for the Southern District of New York against Wells Fargo Bank, N.A., (“Wells Fargo Bank”) in its capacity as trustee for certain residential mortgage backed securities (“RMBS”) trusts. The complaints against Wells Fargo Bank alleged that the trustee caused losses to investors and asserted causes of action based upon, among other things, the trustee's alleged failure to: (i) notify and enforce repurchase obligations of mortgage loan sellers for purported breaches of representations and warranties, (ii) notify investors of alleged events of default, and (iii) abide by appropriate standards of care following alleged events of default. Relief sought included money damages in an unspecified amount, reimbursement of expenses, and equitable relief. Wells Fargo Bank has reached an agreement, in which it denies any wrongdoing, to resolve these claims on a classwide basis for the 271 RMBS trusts currently at issue. The settlement agreement is subject to court approval. Separate lawsuits against Wells Fargo Bank making similar allegations filed by certain other institutional investors concerning 58 RMBS trusts in New York federal and state court are not covered by the agreement. In September 2017, Royal Park Investments SA/NV (“Royal Park”), one of the plaintiffs with respect to two trusts in the remaining cases, filed a putative class action complaint seeking declaratory and injunctive relief and money damages based on Wells Fargo Bank’s indemnification from trust funds for legal fees and expenses Wells Fargo Bank incurs or has incurred in defending the case filed by Royal Park. With respect to the foregoing litigations, Wells Fargo Bank believes plaintiffs' claims are without merit and intends to contest the claims vigorously, but there can be no assurances as to the outcome of the litigations or the possible impact of the litigations on Wells Fargo Bank or the RMBS trusts.
Item 10. Exhibits.
Exhibit 99.1     Monthly Servicer's Certificate for the collection period commencing November 1, 2018 and ending November 30, 2018

Signatures
Pursuant to the requirements of the Securities and Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

CARMAX AUTO OWNER TRUST 2014-4
(Issuing Entity)

		By:	CARMAX BUSINESS SERVICES, LLC,
as Servicer

Date:	December 17, 2018	By:	/s/ Enrique Mayor-Mora
Enrique Mayor-Mora
Vice President and Treasurer

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